SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Indefinite-Lived Intangible Assets (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Patents/Trademarks	$ 521,881	$ 521,881	$ 425,877
Patents
Patents/Trademarks	$ 315,604	$ 315,604